Borrowings (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Long Term Loans From Bank	$ 474,848	$ 346,604
Total borrowings	1,843,912	1,717,768
Less: current portion, net	(69,051)	(33,885)
Less: deferred finance costs and discount, net	(27,905)	(35,280)
Total long-term borrowings	1,746,956	1,648,603
HSH Nordbank ($15,300)
Debt Instrument [Line Items]
Line of credit	13,005	14,535
Loan Facility Credit Agricole ($28,745)
Debt Instrument [Line Items]
Line of credit	26,415	0
Loan Facility Credit Agricole ($40,000)
Debt Instrument [Line Items]
Line of credit	0	17,674
Loan Facility Credit Agricole ($23,000)
Debt Instrument [Line Items]
Line of credit	12,031	14,074
Loan Facility Credit Agricole ($23,000)
Debt Instrument [Line Items]
Line of credit	12,350	14,450
Loan Facility DVB Bank SE ($72,000)
Debt Instrument [Line Items]
Line of credit	45,741	50,140
Loan Facility DVB Bank SE ($41,000)
Debt Instrument [Line Items]
Line of credit	0	33,816
Loan Facility Credit Agricole ($22,500)
Debt Instrument [Line Items]
Line of credit	0	15,188
Loan Facility DVB Bank SE ($40,000)
Debt Instrument [Line Items]
Line of credit	15,333	18,254
Loan Facility Alpha Bank ($31,000)
Debt Instrument [Line Items]
Line of credit	23,800	25,600
Loan Facility Alpha Bank ($16,125)
Debt Instrument [Line Items]
Line of credit	15,125	16,125
2022 Senior Secured Notes
Debt Instrument [Line Items]
Senior Notes	305,000	305,000
2022 Notes
Debt Instrument [Line Items]
Senior Notes	614,339	650,000
Navios Holdings borrowings
Debt Instrument [Line Items]
Total borrowings	1,083,139	1,174,856
Navios Logistics borrowings
Debt Instrument [Line Items]
Senior Notes	375,000	375,000
Other long-term loans	184	253
Navios Logistics borrowings | Navios Logistics Notes Payable
Debt Instrument [Line Items]
Senior Notes	26,875	31,109
Navios Logistics borrowings | Navios Logistics BBVA Loan Facility
Debt Instrument [Line Items]
Long Term Loans From Bank	19,300	23,250
Navios Logistics borrowings | Navios Logistics Alpha Bank Loan
Debt Instrument [Line Items]
Long Term Loans From Bank	11,900	13,300
Navios Logistics borrowings | Navios Logistics Term Loan B Facility
Debt Instrument [Line Items]
Long Term Loans From Bank	99,000	100,000
Navios Logistics borrowings | Credit Agreement
Debt Instrument [Line Items]
Line of credit	5,909	0
Navios Logistics borrowings | Total Navios Logistics borrowings
Debt Instrument [Line Items]
Total borrowings	538,168	$ 542,912
Navios Containers borrowings | ABN AMRO Bank N.V. ($50,000)
Debt Instrument [Line Items]
Line of credit	50,000
Navios Containers borrowings | BNP Paribas ($25,000)
Debt Instrument [Line Items]
Line of credit	23,611
Navios Containers borrowings | BNP Paribas ($24,000)
Debt Instrument [Line Items]
Line of credit	29,464
Navios Containers borrowings | HSH ($36,000)
Debt Instrument [Line Items]
Line of credit	32,000
Navios Containers borrowings | Total Navios Containers borrowings
Debt Instrument [Line Items]
Total borrowings	222,605
Financial liability ($119,000) | Navios Containers borrowings
Debt Instrument [Line Items]
Financial liability	$ 87,530